Intangible Assets - Schedule of Following Amounts in Accordance with the Following Milestones (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Development of corneal Limbal Stem Cell (“LSC”) Cell Source [Member] | Application with Medical Center for Clinical Specimens Collection [Member]
Schedule of Following Amounts in Accordance with the Following Milestones [Line Items]
Payment of milestone license fees	$ 480,000
Development of corneal Limbal Stem Cell (“LSC”) Cell Source [Member] | SOP Document for Technique of Separating LSC Specimens [Member]
Schedule of Following Amounts in Accordance with the Following Milestones [Line Items]
Payment of milestone license fees	230,000
Development of corneal Limbal Stem Cell (“LSC”) Cell Source [Member] | LSC Cell Analysis/Assessment Report [Member]
Schedule of Following Amounts in Accordance with the Following Milestones [Line Items]
Payment of milestone license fees	330,000
Establishment of LSC Master Cell Banks [Member] | SOP Document for LSC Amplification [Member]
Schedule of Following Amounts in Accordance with the Following Milestones [Line Items]
Payment of milestone license fees	230,000
Establishment of LSC Master Cell Banks [Member] | SOP Document for LSC Cryopreservation [Member]
Schedule of Following Amounts in Accordance with the Following Milestones [Line Items]
Payment of milestone license fees	280,000
Cell Stability Examination of LSC [Member] | Stability Examination Report of Master cell [Member]
Schedule of Following Amounts in Accordance with the Following Milestones [Line Items]
Payment of milestone license fees	420,000
Cell Stability Examination of LSC [Member] | Stability Examination Report of Working cell [Member]
Schedule of Following Amounts in Accordance with the Following Milestones [Line Items]
Payment of milestone license fees	420,000
Raw Material Development of LSC Exosomes [Member] | SOP Document of Exosomes Purification Process [Member]
Schedule of Following Amounts in Accordance with the Following Milestones [Line Items]
Payment of milestone license fees	230,000
Raw Material Development of LSC Exosomes [Member] | Specification Analysis/Examination Report of Exosomes Characterization [Member]
Schedule of Following Amounts in Accordance with the Following Milestones [Line Items]
Payment of milestone license fees	200,000
Raw Material Development of LSC Exosomes [Member] | SOP Document of Mass Production Process of Exosomes Raw Material [Member]
Schedule of Following Amounts in Accordance with the Following Milestones [Line Items]
Payment of milestone license fees	370,000
Raw Material Development of LSC Exosomes [Member] | Three Batches of Trial Production Document of Exosomes Raw Material [Member]
Schedule of Following Amounts in Accordance with the Following Milestones [Line Items]
Payment of milestone license fees	300,000
Raw Material Development of LSC Exosomes [Member] | Safety Verification Report (animal testing) of Exosomes Raw Material [Member]
Schedule of Following Amounts in Accordance with the Following Milestones [Line Items]
Payment of milestone license fees	310,000
LensMate Eye Buffer LensMate [Member] | Product Consignment Development Agreement [Member]
Schedule of Following Amounts in Accordance with the Following Milestones [Line Items]
Payment of milestone license fees	100,000
LensMate Eye Buffer LensMate [Member] | U.S. Food and Drug Administration (“FDA”) Approval for Type I Medical Material Certification [Member]
Schedule of Following Amounts in Accordance with the Following Milestones [Line Items]
Payment of milestone license fees	80,000
LensMate Eye Buffer LensMate [Member] | Sale Certification of US OTC [Member]
Schedule of Following Amounts in Accordance with the Following Milestones [Line Items]
Payment of milestone license fees	$ 20,000